Earnings (Loss) Per Unit/Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Loss allocation, basic	$ (370)					$ 17,984	[1]	$ 11,106	[1]	$ (543)	[2]
Weighted average number of shares outstanding, basic	11,054,830	11,054,830
Basic net loss per share	$ (0.03)	$ (0.03)
Loss allocation, dilutive	(785)					17,984	[1]	11,106	[1]	(543)	[2]
Diluted weighted-average shares outstanding	22,028,476	22,028,476
Diluted net loss per share	$ (0.04)	$ (0.04)
Net loss attributable to the non-controlling interest	(415)	617	(5,201)	(9,782)	(9,607)
LLC Units [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted-average units convertible into Class A common shares	10,267,111
Class A Units [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Loss allocation, basic						15,714	[1]	9,472	[1]	(486)	[2]
Weighted average number of shares outstanding, basic						36,742,000		36,875,000		37,000,000
Basic net loss per share						$ 0.43		$ 0.26		$ (0.01)
Loss allocation, dilutive						15,514	[1]	9,377	[1]	(478)	[2]
Diluted weighted-average shares outstanding						36,742,000	[3]	36,875,000	[4]	37,000,000	[5]
Diluted net loss per share						$ 0.42		$ 0.25		$ (0.01)
Class B Units [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Loss allocation, basic						1,662	[1]	1,523	[1]	(51)	[2]
Weighted average number of shares outstanding, basic						3,885,000		3,885,000		3,885,000
Basic net loss per share						$ 0.43		$ 0.39		$ (0.01)
Loss allocation, dilutive						1,640	[1]	1,513	[1]	(50)	[2]
Diluted weighted-average shares outstanding						3,885,000	[3]	3,885,000	[4]	3,885,000	[5]
Diluted net loss per share						$ 0.42		$ 0.39		$ (0.01)
Class M Units [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Loss allocation, basic						608	[1]	111	[1]	(6)	[2]
Weighted average number of shares outstanding, basic						1,421,000		915,000		469,000
Basic net loss per share						$ 0.43		$ 0.12		$ (0.01)
Loss allocation, dilutive						$ 830	[1]	$ 216	[1]	$ (15)	[2]
Diluted weighted-average shares outstanding						1,964,000		1,824,000		1,125,000	[5]
Diluted net loss per share						$ 0.42		$ 0.12		$ (0.01)
Weighted-average units convertible into Class A common shares	706,535
Class M Units [Member] | Adjustments [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Diluted weighted-average shares outstanding						1,964,000	[3]	1,824,000	[4]

[1]	Net income attributable to members of the Company is allocated to each class of units based on the distributions priority described in Note 11.
[2]	Net loss attributable to members of the Company is allocated to each class of units based on the distributions priority described in Note 11.
[3]	For the year ended June 30, 2013, 387 Class M Units vest upon a liquidity condition which is satisfied upon occurrence of a qualifying event, defined as a change in control transaction. Because these restricted units had no rights to undistributed earnings, they were excluded from basic and diluted earnings per unit.
[4]	For the year ended June 30, 2012, 300 Class M Units were not included in the computation of diluted earnings per unit because their inclusion would have increased earnings per unit. In addition, 387 Class M Units vest upon a liquidity condition which is satisfied upon occurrence of a qualifying event, defined as a change in control transaction. Because these restricted units had no rights to undistributed earnings, they were excluded from basic and diluted earnings per unit.
[5]	For the year ended June 30, 2011, 169 Class M Units were not included in the computation of diluted loss per unit because their inclusion would have decreased loss per unit.